Shareholders Equity (USD $)	Number of shares	Number of Amount	Additional paid-in capital	Stock subscriptions	Deficit accumulated from prior operations	Deficit accumulated during the development stage	Accumulated Other comprehensive income (loss)	Total
Balance from prior operations, March 1, 2004 at Feb. 29, 2004	709,168	1,701,843	194,391	67,025	(2,003,427)	0	8,929	(31,239)
Common stock issued in share exchange	$ 860,000	$ 10,965,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 10,965,000
Options issued as finders’ fees	0	0	1,523,000	0	0	0	0	1,523,000
Common stock issued for cash	113,222	269,134	0	(67,025)	0	0	0	202,109
Options exercised	50,000	35,000	0	0	0	0	0	35,000
Options issued	0	0	86,955	0	0	0	0	86,955
Warrants exercised	5,512	0	0	0	0	0	0	0
Beneficial conversion feature	0	0	500,000	0	0	0	0	500,000
Foreign exchange translation adjustment	0	0	0	0	0	0	(3,050)	(3,050)
Net loss for the year	0	0	0	0	0	(13,912,488)	0	(13,912,488)
Balance, February 28, 2005	1,737,902	12,970,977	2,304,346	0	(2,003,427)	(13,912,488)	5,879	(634,713)
Common stock issued for consulting services	30,000	90,000	0	0	0	0	0	90,000
Options exercised	32,000	43,000	0	0	0	0	0	43,000
Common stock issued on conversion of debenture	2,000,000	300,000	0	0	0	0	0	300,000
Common stock issued in property acquisition	2,000,000	2,100,000	0	0	0	0	0	2,100,000
Common stock issued for cash	7,000,000	70,000	0	0	0	0	0	70,000
Options issued	0	0	248,000	0	0	0	0	248,000
Warrants issued	0	0	487,250	0	0	0	0	487,250
Beneficial conversion feature	0	0	952,000	0	0	0	0	952,000
Stock subscriptions	0	0	0	170,000	0	0	0	170,000
Foreign exchange translation adjustment	0	0	0	0	0	0	(4,828)	(4,828)
Net loss for the year	0	0	0	0	0	(4,425,885)	0	(4,425,885)
Balance, February 28, 2006	12,799,902	15,573,977	3,991,596	170,000	(2,003,427)	(18,338,373)	1,051	(605,176)
Common stock issued on conversion of debenture	5,835,000	2,917,500	0	0	0	0	0	2,917,500
Common stock issued on settlement of promissory notes	1,651,200	412,800	0	0	0	0	0	412,800
Common stock issued for cash	750,000	375,000	0	(170,000)	0	0	0	205,000
Warrants exercised	50,000	50,000	0	0	0	0	0	50,000
Shares returned to treasury	(50,000)	(25,000)	0	0	0	0	0	(25,000)
Options issued	0	0	496,000	0	0	0	0	496,000
Warrants issued	0	0	1,949,000	0	0	0	0	1,949,000
Beneficial conversion feature	0	0	2,265,500	0	0	0	0	2,265,500
Foreign exchange translation adjustment	0	0	0	0	0	0	(3,098)	(3,098)
Net loss for year	0	0	0	0	0	(7,393,034)	0	(7,393,034)
Balance, February 28, 2007	21,036,102	19,304,277	8,702,096	0	(2,003,427)	(25,731,407)	(2,047)	269,492
Warrants exercised	4,344,400	3,674,377	0	0	0	0	0	3,674,377
Options issued	0	0	974,841	0	0	0	0	974,841
Fair value of warrants expensed	0	0	1,478,750	0	0	0	0	1,478,750
Stock subscriptions	0	0	0	330,000	0	0	0	330,000
Foreign exchange translation adjustment	0	0	0	0	0	0	(8,301)	(8,301)
Net loss for the year	0	0	0	0	0	(8,096,604)	0	(8,096,604)
Balance, February 29, 2008	25,380,502	22,978,654	11,155,687	330,000	(2,003,427)	(33,828,011)	(10,348)	(1,377,445)
Notes converted into shares	2,936,028	1,470,522	0	0	0	0	0	1,470,522
Options issued	0	0	603,801	0	0	0	0	603,801
Warrants issued	0	0	122,260	0	0	0	0	122,260
Fair value of warrants embedded in convertible debentures	0	0	480,800	0	0	0	0	480,800
Value of beneficial conversion feature of convertible debentures	0	0	312,399	0	0	0	0	312,399
Stock subscriptions	0	0	0	121,258	0	0	0	121,258
Shares issued for subscriptions	330,000	330,000	0	(330,000)	0	0	0	0
Accounts payable settled with shares	206,000	103,000	0	0	0	0	0	103,000
Shares issued for services	672,000	262,090	0	0	0	0	0	262,090
Shares issued to management as bonuses	1,050,000	232,750	0	0	0	0	0	232,750
Cash received for options issued	0	0	1,961	0	0	0	0	1,961
Shares issued on private placement	444,772	179,885	0	0	0	0	0	179,885
Foreign exchange translation adjustment	0	0	0	0	0	0	460,072	460,072
Net loss for the year	0	0	0	0	0	(8,036,208)	0	(8,036,208)
Balance, February 28, 2009	31,019,302	25,556,901	12,676,908	121,258	(2,003,427)	(41,864,219)	449,724	(5,062,855)
Notes converted into shares	3,333,333	1,000,000	0	0	0	0	0	1,000,000
Options issued	0	0	720,202	0	0	0	0	720,202
Warrants issued	0	0	1,172,500	0	0	0	0	1,172,500
Fair value of warrants embedded in convertible debentures	0	0	165,042	0	0	0	0	165,042
Value of beneficial conversion feature of convertible debentures	0	0	98,700	0	0	0	0	98,700
Shares issued for subscriptions	404,193	121,258	0	(121,258)	0	0	0	0
Shares issued for management bonus	1,000,000	280,000	0	0	0	0	0	280,000
Accounts payable settled with shares	2,504,142	751,242	0	0	0	0	0	751,242
Notes settled with shares	2,250,000	250,000	0	0	0	0	0	250,000
Shares issued for services	492,857	158,500	0	0	0	0	0	158,500
Shares issued for interest costs	250,000	82,500	0	0	0	0	0	82,500
Financing costs	0	0	(245,000)	0	0	0	0	(245,000)
Finders’ fees on private placement	0	0	(150,000)	0	0	0	0	(150,000)
Shares issued on private placement	12,500,000	2,500,000	0	0	0	0	0	2,500,000
Subscription proceeds on private placement	0	0	0	50,000	0	0	0	50,000
Accounts payable converted to subscriptions	0	0	0	116,000	0	0	0	116,000
Foreign exchange translation adjustment	0	0	0	0	0	0	(220,216)	(220,216)
Net loss for the year	0	0	0	0	0	(1,191,288)	0	(1,191,288)
Balance, February 28, 2010	53,753,827	30,700,401	14,438,352	166,000	(2,003,427)	(43,055,507)	229,508	475,327
Options issued	0	0	824,053	0	0	0	0	824,053
Shares issued for subscriptions	250,000	50,000	0	(50,000)	0	0	0	0
Subscription proceeds	0	0	0	640,000	0	0	0	640,000
Debt converted into subscription proceeds	0	0	0	25,000	0	0	0	25,000
Foreign exchange translation adjustment	0	0	0	0	0	0	8,550	8,550
Net loss for the year	$ 0	$ 0	$ 0	$ 0	$ 0	$ (3,238,416)	$ 0	$ (3,238,416)
Balance, February 28, 2011 at Feb. 28, 2011	54,003,827	30,750,401	15,262,405	781,000	(2,003,427)	(46,293,923)	238,058	(1,265,486)